Financial assets	6 Months Ended
Jun. 30, 2021
Disclosure of financial assets [abstract]
Financial assets	Financial assets
a)   Breakdown
The detail, by nature and category for measurement purposes, of Grupo Santander's financial assets, other than the balances relating to Cash, cash balances at central banks and other deposits on demand and Hedging derivatives, at 30 June 2021 and 31 December 2020 is as follows, presented by the nature and categories for valuation purposes:

	EUR million
	30-06-2021
	Financial assets held for trading	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortised cost
Derivatives	54,867
Equity instruments	13,545	3,607		2,751
Debt instruments	34,114	810	2,763	103,549	29,038
Loans and advances	265	421	53,723	8,205	974,379
Central Banks	—	—	4,881	—	13,548
Credit institutions	—	—	23,910	—	40,136
Customers	265	421	24,932	8,205	920,695
Total	102,792	4,838	56,486	114,505	1,003,417

	EUR million
	31-12-2020
	Financial assets held for trading	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortised cost
Derivatives	67,137
Equity instruments	9,615	3,234		2,783
Debt instruments	37,894	700	2,979	108,903	26,078
Loans and advances	299	552	45,738	9,267	932,300
Central Banks	—	—	9,481	—	12,499
Credit institutions	3	—	12,136	—	37,838
Customers	296	552	24,121	9,267	881,963
Total	114,945	4,486	48,717	120,953	958,378
Following is the gross exposure of financial assets subject to impairment stages at 30 June 2021 and 31 December 2020:

	EUR million
	30-06-2021				31-12-2020
	Gross amount				Gross amount
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Financial assets at fair value through other comprehensive income	111,684	29	101	111,814	118,150	6	50	118,206
Debt instruments	103,554	1	6	103,561	108,903	6	6	108,915
Loans and advances	8,130	28	95	8,253	9,247	—	44	9,291
Central Banks	—	—	—	—	—	—	—	—
Credit institutions	—	—	—	—	—	—	—	—
Customers	8,130	28	95	8,253	9,247	—	44	9,291
Financial assets at amortised cost	927,729	66,964	32,045	1,026,738	884,892	66,170	30,670	981,732
Debt instruments	28,773	118	435	29,326	25,889	66	395	26,350
Loans and advances	898,956	66,846	31,610	997,412	859,003	66,104	30,275	955,382
Central Banks	13,548	—	—	13,548	12,499	—	—	12,499
Credit institutions	40,142	—	—	40,142	37,845	—	1	37,846
Customers	845,266	66,846	31,610	943,722	808,659	66,104	30,274	905,037
Total	1,039,413	66,993	32,146	1,138,552	1,003,042	66,176	30,720	1,099,938
On 30 June 2021, Grupo Santander has EUR 502 million (EUR 497 million on 31 December 2020) of exposure in impaired assets purchased with impairment, of which 431 million still show signs of impairment, which mainly correspond to the business combinations carried out by Grupo Santander.
b)    Impairment allowances of financial assets at amortised cost portfolio
The following is the movement that has taken place, during the six-month periods ended 30 June 2021 and 2020, in the balance of provisions that cover losses due to impairment of assets which comprise the heading balance of the financial assets at amortised cost:

	EUR million
	30-06-2021	30-06-2020
Balance as at beginning of period	23,849	22,713

Impairment losses charged to income for the period	4,384	7,441
Of which:
Impairment losses charged to income	9,778	12,616
Impairment losses reversed with a credit to income	(5,394)	(5,175)
Write-off of impaired balances against recorded impairment allowance	(4,353)	(5,183)
Exchange differences and other	(57)	(1,716)

Balance as at end of period	23,823	23,255

Of which, relating to:
Impaired assets	14,101	13,571
Other assets	9,722	9,684

Of which:
Individually calculated	3,077	3,358
Collectively calculated	20,746	19,897
Following is the movement of the loan loss provision broken down by impairment stage of loans and advances to customers recognised under 'Financial assets at amortised cost' as at 30 June 2021 and 30 June 2020:

	EUR million
	30-06-2021
	Stage 1	Stage 2	Stage 3	Total
Impairment allowance as at beginning of period	4,252	5,672	13,647	23,571
Transfers between stages	(474)	747	2,273	2,546
Variation due to credit risk	473	(904)	2,269	1,838
Write-offs	—	—	(4,353)	(4,353)
Exchange differences and other	(104)	33	(2)	(73)
Carrying amount at end of period	4,147	5,548	13,834	23,529

	EUR million
	30-06-2020
	Stage 1	Stage 2	Stage 3	Total
Impairment allowance as at beginning of period	3,835	4,474	13,933	22,242
Transfers between stages	(722)	694	2,622	2,594
Variation due to credit risk	2,328	(327)	2,911	4,912
Write-offs	—	—	(5,057)	(5,057)
Exchange differences and other	(333)	(290)	(1,093)	(1,716)
Carrying amount at end of period	5,108	4,551	13,316	22,975
Previously written-off assets recovered during the first six months of 2021 and 2020 amount to EUR 599 million and to EUR 543 million, respectively. In addition, during the first six months of 2020 an amount of EUR 129 million was recognized in the account for losses due to renegotiation or contractual modification. Considering these amounts, the recorded impairment of financial assets at amortised cost is EUR 3,785 million and EUR 7,027 million during the first six months of 2021 and 2020, respectively.
c)  Impaired assets of financial assets at amortised cost portfolio
The movement during the six-month periods ended 30 June 2021 and 2020, in the balance of financial assets classified at amortised cost and considered impaired by reason for the credit risk is as follows:

	EUR million
	30-06-2021	30-06-2020
Balance as at beginning of period	31,168	33,184
Net additions	4,842	5,586
Written-off assets	(4,353)	(5,183)
Exchange differences and other	819	(1,407)
Balance at end of period	32,476	32,180
This amount, after deducting the related allowances, represents Grupo Santander's best estimate of the discounted value of the flows that are expected to be recovered from the impaired assets.
d)    Guarantees received
Following is the breakdown of the value of the guarantees received to ensure the collection of the financial assets that comprise the heading of financial assets at amortized cost, distinguishing between real guarantees and other guarantees as of 30 June 2021 and 31 December 2020:

	EUR million
	30-06-2021	31-12-2020
Real guarantees value	574,360	537,216
Of which: Impaired	12,239	12,106
Other guarantees value	85,342	82,314
Of which: Impaired	1,751	1,253
Total value of the guarantees received	659,702	619,530
e)     Fair value of financial assets not measured at fair value
Following is a comparison of the carrying amounts of Grupo Santander’s financial assets measured at other than fair value and their respective fair values at 30 June 2021 and 31 December 2020:

	EUR million		EUR million
	30-06-2021		31-12-2020
	Carrying amount	Fair value	Carrying amount	Fair value
Loans and advances	974,379	981,129	932,300	940,258
Debt instruments	29,038	29,367	26,078	26,532
ASSETS	1,003,417	1,010,496	958,378	966,790
The main valuation methods and inputs used in the estimation of the fair value of the financial assets of the previous table are detailed in Note 50.c of the consolidated annual accounts for the year 2020.